Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Debentures (Tables) [Line Items]
Schedule of convertible promissory note
	September 30,		December 31,
	2021		2020
Convertible promissory note, Cobra Equities SPV, LLC, 18% interest, unsecured, matured June 1, 2019	$94,362		$-
Convertible promissory note, SCS Capital Partners, LLC, 12% interest, secured, matures December 30, 2021	235,989		-
Convertible promissory note, SCS Capital Partners, LLC, 10% interest, secured, matures December 31, 2021, net of debt discount of $32,603	93,077		-
Convertible promissory note, IQ Financial Inc., Tranche 1, 9% interest, secured, matures January 1, 2023, net of debt discount of $163,681	125,793		-
Convertible promissory note, IQ Financial Inc., Tranche 2, 9% interest, secured, matures January 1, 2023, net of debt discount of $206,122	145,983		-
Convertible promissory note, Jeffrey Gardner, 6% interest, unsecured, matured September 15, 2021, due on demand	125,000		-
Convertible promissory note, James Marsh, 6% interest, unsecured, matured September 15, 2021, due on demand	125,000		-
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures August 31, 2022, debt premium of $58,349	82,243	*	-
Total	1,027,447		-
Less: Long-term portion of convertible debentures, net of debt discount	(93,862)		-
Convertible debentures, current portion, net of net debt discount/premium	$933,585		$-

*	During September 2021, as a result of shares of, as a result of his resignation as a director and the potential shares to be issued about conversion of his debt and Series D preferred stock, the Company determined that Roger Ponder was no longer a related party. The effective date of the reclassification was June 16, 2021.

Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Tables) [Line Items]
Schedule of convertible promissory note
	December 31,	December 31,
	2020	2019
Convertible promissory note, Barn 11, 18% interest, unsecured, matured June 1, 2019	$594,362	$594,362
Convertible promissory note, SCS, LLC, 24% interest, unsecured, matured March 30, 2020, due on demand, net of debt discount of $0 and $13,005	51,788	38,025
Convertible promissory note, GS Capital Partners, LLC, 8% interest, secured. matures October 24 2020, net of debt discount of $0 and $23,986	54,500	99,014
Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020, net of debt discount of $0 and $58,648	39,328	16,352
Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021, net of debt discount of $132,000	-	-
Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021	257,442	-
Convertible promissory note, SCS, LLC, 10% interest, secured, matures December 31, 2021, net of debt discount of $169,957	5,043	-
Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020, net of debt discount of $0 and 105,752	-	1,461,265
Convertible promissory note, Michael Roeske, 24% interest, unsecured, due on demand, net of debt discount of $0 and $3,512	-	112,488
Convertible promissory note, Joel Raven, 24% interest, unsecured, due on demand, net of debt discount of $0 and $8,658	-	355,342
Convertible promissory note, GS Capital Partners, LLC, 8% interest, secured. matures August 2, 2020, net of debt discount of $24,819	-	98,181
Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures September 17, 2020, net of debt discount of $113,674	-	34,326
Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures January 22, 2021, net of debt discount of $53,051	-	15,449
Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021, net of debt discount of $45,125	-	12,875
Total	1,002,463	2,837,679
Less: Long-term portion of convertible debentures, net of debt discount	-	(28,324)
Convertible debentures, current portion, net of debt discount	$1,002,463	$2,809,355